Consolidated Statements of Operations and Comprehensive Income ¥ in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2023 CNY (¥) ¥ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 CNY (¥) ¥ / shares shares	Dec. 31, 2021 CNY (¥) ¥ / shares shares
Revenue		¥ 1,464,871	$ 206,323	¥ 1,953,257	¥ 1,669,358
Cost of revenues		(1,272,145)	(179,178)	(1,670,068)	(1,364,902)
Gross profit		192,726	27,145	283,189	304,456
Sales and marketing expenses		(1,355)	(191)	(2,127)	(4,807)
General and administrative expenses		(75,582)	(10,646)	(61,005)	(65,233)
Research and development expenses		(75,116)	(10,580)	(67,538)	(70,039)
Recovery of (provision for) doubtful accounts		(17,865)	(2,516)	(2,739)	1,592
Income from operations		22,808	3,212	149,780	165,969
Change in fair value of contingent consideration		(5,624)	(792)	13,071	(33,584)
Change in fair value of warrant liabilities		170	24	10,776	16,421
Change in fair value of investment		(9,023)	(1,271)	1,760	25,831
Investments income (loss)		(31,328)	(4,412)	25,449	(2,998)
Impairment of long-term investments		(11,800)	(1,662)
Interest income, net		2,739	386	2,506	3,962
Other income (loss), net		7,449	1,049	11,443	(90)
Foreign exchange gain (loss), net		(1,887)	(266)	(1,493)	105
Income (loss) before income taxes		(26,496)	(3,732)	213,292	175,616
Income tax expense		(8,480)	(1,194)	(18,067)	(5,604)
Net income (loss)		(34,976)	(4,926)	195,225	170,012
Less: net income (loss) attributable to noncontrolling interest		(4,188)	(590)	1,892
Net income (loss) attributable to the Company’s shareholders		(30,788)	(4,336)	193,333	170,012
Other comprehensive income (loss):
Other comprehensive income (loss) - foreign currency translation adjustment		(105)	(15)	955	2,313
Comprehensive income (loss)		(35,081)	(4,941)	196,180	172,325
Less: comprehensive income (loss) attributable to non-controlling interests		(4,188)	(590)	1,892
Comprehensive income (loss) attributable to the Company’s shareholders		¥ (30,893)	$ (4,351)	¥ 194,288	¥ 172,325
Weighted average number of shares*
Basic (in Shares)	[1]	40,649,414	40,649,414	39,263,147	30,842,183
Diluted (in Shares)	[1]	40,649,414	40,649,414	39,263,147	30,842,183
Earnings (loss) per share
Basic (in Dollars per share and Yuan Renminbi per share) | (per share)		¥ (0.76)	$ (0.11)	¥ 4.92	¥ 5.51
Diluted (in Dollars per share and Yuan Renminbi per share) | (per share)		¥ (0.76)	$ (0.11)	¥ 4.92	¥ 5.51
Live streaming - consumable virtual items revenue
Revenue		¥ 1,420,258	$ 200,040	¥ 1,886,179	¥ 1,617,056
Live streaming - time based virtual item revenue
Revenue		25,004	3,522	27,683	32,905
Technical services and others
Revenue		¥ 19,609	$ 2,761	¥ 39,395	¥ 19,397

[1]	Ordinary shares and share data have been retroactively restated to give effect to the reverse recapitalization.